Note 35 - Derivatives - Hedging Derivatives (Detail) - Hedging Derivatives Notional [Member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedging Derivatives - Rates [Line Items]
Hedging Derivatives - CHF IBOR	€ 0	€ 493
Hedging Derivatives - GBP IBOR	0	2,073
Hedging Derivatives - JPY IBOR	0	1,383
Hedging Derivatives - USD IBOR	€ 20,298	€ 20,877